Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	201 7	201 6
Land and land improvements	$299	$299
Buildings	1,316	1,178
Leasehold improvements	436	382
Furniture, fixtures and equipment	1,180	922
	3,231	2,781
Accumulated depreciation	(1,243)	(1,051)
Premises and equipment, net	$1,988	$1,730